Short-term borrowings -Narrative (Details) - Unsecured bank loans - CNY (¥)	Jun. 30, 2024	Dec. 31, 2023
Short-term borrowings
Total line of credit	¥ 1,700,000,000	¥ 1,200,000,000
Unused portion of line of credit	100,000,000	0
Short-term borrowings guaranteed	¥ 0	¥ 180,000,000
Loan One
Short-term borrowings
Interest rate (in percent)	4.00%	3.80%
Loan Two
Short-term borrowings
Interest rate (in percent)	3.90%	3.90%
Loan Three
Short-term borrowings
Interest rate (in percent)		4.00%